Customer Contract Related Balances - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Trade receivables related to associated companies and joint ventures	kr 127	kr 140
Customer finance credits current	kr 1,494	kr 1,704	kr 1,753
2020 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected to recognize transaction price allocated to remaining performance obligation as revenue	80.00%
2021 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected to recognize transaction price allocated to remaining performance obligation as revenue	20.00%